STOCKHOLDERS’ EQUITY	9 Months Ended	12 Months Ended
	Oct. 01, 2022	Jan. 01, 2022
Equity [Abstract]
STOCKHOLDERS’ EQUITY

NOTE 8 – STOCKHOLDERS’ EQUITY

The Company issued the following shares of common stock during the nine months ended October 1, 2022:

	Number of Common Shares	Fair Value of Shares	Fair Value at Issuance (minimum and maximum
Shares issued to/for:	Issued	Issued	per share)
Equity raise	657,858	$4,013	$6.10	$6.10
Board and committee members	2,000	17	7.40	9.65
Consultants	1,000	7	7.40	7.40
	660,858	$4,037

The Company issued the following shares of common stock during the nine months ended October 2, 2021:

	Number of Common Shares	Fair Value of Shares	Fair Value at Issuance (minimum and maximum
Shares issued to/for:	Issued	Issued	per share)
Equity raise	858,532	$30,315	$21.00	$54.00
Conversion of Series F Preferred Stock	130,490	4107	31.50	31.50
Consultants	167	3	18.40	18.40
Conversion of Series A Preferred Stock	451	-	-	-
Employees	5,082	275	54.00	54.00
Board and Board committee members	94	5	51.60	51.60
Long Term Incentive Plan	2,584	133	51.60	51.60
	997,400	$34,838

Reverse Stock Split

The Company effected the Reverse Stock Split on June 24, 2022.

Increase of Authorized Common Stock

On December 27, 2021, the Company’s stockholders approved an amendment to the Amended and Restated Certificate of Incorporation of the Company to effect an increase to its number of shares of authorized common stock, par value $0.00001 from 40,000,000 to 200,000,000.

STAFFING 360 SOLUTIONS, INC. AND SUBSIDIARIES

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

(All amounts in thousands, except share, per share and stated value per share)

(UNAUDITED)

Series A Preferred Stock – Related Party

As of both October 1, 2022 and October 2, 2021, the Company had $125 of dividends payable to the Series A Preferred Stockholder.

Series J Preferred Stock

On May 3, 2022, the Company’s Board of Directors (the “Board”) declared a dividend of one one-thousandth of a share of Series J Preferred Stock, par value $0.00001 per share (“Series J Preferred Stock”) for each outstanding share of common stock to stockholders of record as of 5:00 p.m. Eastern Time on May 13, 2022. The outstanding shares of Series J Preferred Stock were entitled to vote together with the outstanding shares of the Company’s common stock, as a single class, exclusively with respect to a proposal giving the Board the authority, as it determines appropriate, to implement a reverse stock split within twelve months following the approval of such proposal by the Company’s stockholders (the “Reverse Stock Split Proposal”), as well as any proposal to adjourn any meeting of stockholders called for the purpose of voting on the Reverse Stock Split Proposal (the “Adjournment Proposal”).

The Company held a special meeting of stockholders on June 23, 2022 (the “Special Meeting”) for the purpose of voting on a Reverse Stock Split Proposal and an Adjournment Proposal. Each share of Series J Preferred Stock entitled the holder thereof to 1,000,000 votes per share and each fraction of a share of Series J Preferred Stock had a ratable number of votes. Thus, each one-thousandth of a share of Series J Preferred Stock entitled the holder thereof to 1,000 votes. All shares of Series J Preferred Stock that were not present in person or by proxy at the Special Meeting as of immediately prior to the opening of the polls at such meeting (the “Initial Redemption Time”) were automatically redeemed by the Company at the Initial Redemption Time before the vote without further action on the part of the Company or the holder of shares of Series J Preferred Stock (the “Initial Redemption”). All shares that were not redeemed pursuant to the Initial Redemption were redeemed automatically upon the approval by the Company’s stockholders of the Reverse Stock Split Proposal at the Special Meeting (the “Subsequent Redemption”). As a result, no shares of Series J Preferred Stock remain outstanding.

Under the Certificate of Designations, each holder of Series J Preferred Stock was entitled to consideration in connection with the applicable redemption of $0.0001 in cash for each ten whole shares of Series J Preferred Stock beneficially owned at the applicable redemption time. The Company issued 17,618.3 shares of Series J Preferred Stock. Accordingly, the aggregate consideration due to the holders of Series J Preferred Stock in connection with the redemptions is $0.1761 (minus amounts disregarded due to rounding each beneficial owner’s holdings of Series J Preferred Stock down to the nearest integer multiple of ten for purposes of calculating the applicable redemption price).

Restricted Shares

The Company has issued shares of restricted stock to employees and members of the Board under its 2015 Omnibus Incentive Plan, 2016 Omnibus Incentive Plan, 2020 Omnibus Plan and 2021 Omnibus Inventive Plan. Under these plans, the shares are restricted for a period of three years from issuance. As of Fiscal 2021, the Company has issued a total of 1,000 restricted shares of common stock to employees and Board members that remain restricted. In accordance with ASC 718, Compensation – Stock Compensation, the Company recognizes stock-based compensation from restricted stock based upon the fair value of the award at issuance over the vesting term on a straight-line basis. The fair value of the award is calculated by multiplying the number of restricted shares by the Company’s stock price on the date of issuance. The impact of forfeitures has historically been immaterial to the financial statements. The Company recorded compensation expense associated with these restricted shares of $21, $5, $64 and $323, for the three and nine months ended October 1, 2022 and October 2, 2021, respectively. The table below is a roll forward of unvested restricted shares issued to employees and board of directors.

		Weighted
	Restricted	Average
	Shares	Price Per Share
Balance at January 2, 2021	1,030	$75.00
Granted	19,115	29.20
Vested/adjustments	(14,198)	29.00
Balance at January 1, 2022	5,947	50.00
Granted	2,000	8.55
Vested/adjustments	(259)	101.60
Balance at October 1, 2022	7,688	36.64

Warrants

In connection with the private placement consummated in July 2022 (the “July 2022 Private Placement”), on July 7, 2022, the Company entered into warrant amendment agreements (the “Warrant Amendment Agreements”) with each of the nine existing participating investors, which amended warrants to purchase up to 657,858 shares of common stock (prior to amendment, the “Original Warrants”). The Original Warrants had exercise price that ranged from $18.50 to $38.00 per share and expiration dates that ranged from July 22, 2026 to November 1, 2026. The Warrant Amendment Agreements reduced the exercise price of the Original Warrants to $5.85 per share and extended the expiration date to January 7, 2028, the date that is five and one-half years following the closing of the July 2022 Private Placement. The Company calculated an incremental fair value of $837 by calculating the excess, of the fair value of the modified over the fair value of that instrument immediately before it is modified. This increase in fair value was recorded in additional paid in capital.

Transactions involving the Company’s warrant issuances are summarized as follows:

		Weighted
	Number of	Average
	Shares	Exercise Price
Outstanding at January 2, 2021	26,285	59.40
Issued	995,452	25.97
Exercised	(49,242)	0.0001
Expired or cancelled	—	—
Outstanding at January 1, 2022	972,495	26.88
Issued	1,365,053	5.91
Exercised	—	—
Expired or cancelled	(658,192)	26.08
Outstanding at October 1, 2022	1,679,356	10.21

The following table summarizes warrants outstanding as of October 1, 2022:

Weighted Average
	Number	Remaining	Weighted
	Outstanding	Contractual	Average
Exercise Price	and Exercisable	Life (years)	Exercise price
$5.80 - $3,750	1,679,690	5.26	10.21

STAFFING 360 SOLUTIONS, INC. AND SUBSIDIARIES

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

(All amounts in thousands, except share, per share and stated value per share)

(UNAUDITED)

Stock Options

A summary of option activity during the nine months ended October 1, 2022 is presented below:

		Weighted
		Average
	Options	Exercise Price
Outstanding at January 2, 2021	1,302	1,665.60
Granted	—	—
Exercised	—	—
Expired or cancelled	—	—
Outstanding at January 1, 2022	1,302	1,665.60
Granted	50,000	7.80
Exercised	—	—
Expired or cancelled	—	—
Outstanding at October 1, 2022	51,302	50.06

The Company recorded share-based payment expense of $17, $6, $54 and $19 for the three and nine months ended October 1, 2022 and October 2, 2021, respectively.

NOTE 12 – STOCKHOLDERS’ EQUITY

The Company issued the following shares of common stock during Fiscal 2021:

	Number of Common	Fair Value	Fair Value at Issuance
	Shares	of Shares	(minimum and maximum
Shares issued to/for:	Issued	Issued	per share)
Equity raise	1,326,887	$43,019	$19.75	$54.00
Board and committee members	1,281	24	8.59	18.10
Long Term Incentive Plan	2,584	316	82.20	143.40
Consultants	167	3	18.40	18.40
Employees	15,251	320	9.04	18.10
Conversion of Series F	130,491	-	-	-
Conversion of Series A	451	-	-	-
	1,477,112	$43,682

The Company issued the following shares of common stock during Fiscal 2020:

	Number of Common	Fair Value	Fair Value at Issuance
	Shares	of Shares	(minimum and maximum
Shares issued to/for:	Issued	Issued	per share)
Equity raise	124,655	$4,634	$36.00	$39.30
Consultants	250	18	73.20	73.20
Conversion of Series A	271	-	-	-
Board and committee members	374	15	33.60	51.00
Jackson Investment Group	8,334	324	21.60	55.20
	133,884	$4,991

The Company’s authorized common stock consists of 200,000,000 shares having a par value of $0.00001. As of the end of Fiscal 2021 and Fiscal 2020, the Company has issued and outstanding 1,758,835 and 281,724 common shares, respectively.

Increase of Authorized Common Stock

On December 27, 2021, the Company’s stockholders approved an amendment to the Amended and Restated Certificate of Incorporation of the Company to effect an increase to its number of shares of authorized common stock, par value $0.00001 from 40,000,000 to 200,000,000.

February 2021 Public Offering

On February 9, 2021, the Company announced the pricing of a public offering of an aggregate of 364,255 shares of its common stock at a public offering price of $54.00 per share. The February 2021 Offering was made pursuant to the Company’s registration statement on Form S-1 initially filed on January 13, 2021, as subsequently amended and declared effective on February 9, 2021. The February 2021 Offering was made only by means of a prospectus forming a part of the effective registration statement.

The February 2021 Offering closed on February 12, 2021. In the February 2021 Offering, the Company issued 347,520 shares of common stock and pre-funded warrants to purchase up to 16,735 shares of common stock, at an exercise price of $0.0001 per share. The Pre-funded Warrants were sold at $54.00 per Pre-funded Warrant. The Pre-funded Warrants were immediately exercisable and could be exercised at any time after their original issuance until such Pre-funded Warrants were exercised in full. The Pre-funded Warrants were exercised immediately upon issuance, and 16,735 shares of common stock were issued on February 12, 2021.

The net proceeds to the Company from the February 2021 Offering were approximately $18,100, after deducting placement agent fees and estimated offering expenses payable by the Company. Prior to the exchange of the Company’s Series E Preferred Stock for Series G Preferred Stock, consummated on May 6, 2021, the Company was required to use the proceeds of any sales of equity securities, including the securities offered in the February 2021 Offering, exclusively to redeem any outstanding shares of the Company’s Series E Preferred Stock, subject to certain limitations. Pursuant to the Limited Consent, the Company was permitted to use approximately (i) 75% of the net proceeds from the February 2021 Offering to redeem a portion of the outstanding Jackson Note and to use (ii) 25% of the net proceeds from the February 2021 Offering to redeem a portion of the Company’s Series E Preferred Stock, and upon closing of the February 2021 Offering, the Company redeemed a portion of the 2020 Jackson Note and redeemed 4,518 shares of the Series E Convertible Preferred Stock. Following the redemption of the Series E Convertible Preferred Stock, the Company had 6,172 shares of Series E Convertible Preferred Stock outstanding with an aggregate stated value of $6,172.

Prior to the February 2021 Offering, the Company entered the Limited Consent with Jackson, whereby, among other things, Jackson agreed that we may use 75% of the proceeds from the February 2021 Offering to redeem a portion of the 2020 Jackson Note, which at the time had an outstanding principal amount of $32,710, and 25% of the net proceeds from the Offering to redeem a portion of our Series E Convertible Preferred Stock, notwithstanding certain provisions of the Series E Certificate of Designation that would have required us to use all the proceeds from the Offering to redeem the Series E Convertible Preferred Stock. In addition, the Company also agreed in the Limited Consent to additional limits on the Company’s ability to incur other indebtedness, including limits on advances under the revolving loan facility with MidCap. The Company also agreed that to the extent that any of our PPP Loans are forgiven after the Offering, Jackson may convert the Series E Convertible Preferred Stock and Series E-1 Convertible Preferred Stock that remains outstanding into a secured note that is substantially similar to the 2020 Jackson Note. On April 8, 2021, the Limited Consent was extended to June 17, 2021.

On February 5, 2021, the Company also entered into a Limited Waiver and Agreement with Jackson (the “Limited Waiver”), whereby Jackson agreed that it would not convert any shares of the Series E Convertible Preferred Stock or Series E-1 Convertible Preferred Stock into shares of our common stock or exercise any warrants to purchase shares to the extent that doing so would cause the number of our authorized shares of common stock to be less than the number of shares being offered in the Offering. Jackson also waived any event of default under the Series E Certificate of Designation and the 2020 Jackson Note that would have resulted from the Company having an insufficient number of authorized shares of common stock to honor conversions of the Series E Convertible Preferred Stock and the exercise of Jackson’s warrants. On April 8, 2021, the Limited Waiver was extended to June 17, 2021, and on May 6, 2021 the Limited Waiver was extended to June 30, 2021. The limited waiver was not extended further because the Company effected a Reverse Stock Split on June 30, 2021 and such waiver was no longer required.

April 2021 Private Placement

On April 21, 2021, the Company entered into the April 2021 Purchase Agreement with certain institutional and accredited investors for the issuance and sale of an aggregate of 4,698 shares of Series F Preferred Stock at a price of $1,000 per share and warrants to purchase up to an aggregate of 130,491 shares of common stock, at an exercise price of $36.00 per share. The April 2021 Warrants are exercisable six months following the closing of the April 2021 Private Placement and will expire five years following the date the April 2021 Warrants first became exercisable.

The Series F Preferred Stock is convertible into an aggregate of approximately 130,491 shares of Common Stock at a conversion price of $36.00 per share, subject to certain ownership limitations, upon the Company amending its certificate of incorporation to effect a reverse split within a range of 1-into-2 to up to 1-into-20 to be determined by the Company’s Board. On June 30, 2021, the Company effectuated the 1-into-6 Reverse Stock Split.

The net proceeds to the Company from the April 2021 Private Placement were approximately $4,200, after deducting placement agent fees and estimated offering expenses payable by the Company. The Company used $3,200 of the net proceeds to redeem a portion of the 2020 Jackson Note, which had an outstanding principal amount of $19,154 as of April 21, 2021. In addition, the Company used $1,000 of the net proceeds for working capital purposes.

As the Series F Preferred Stock was issued concurrently with the April 2021 Warrants, the Company evaluated the existence of a beneficial conversion feature (“BCF”) using the effective conversion price for the Preferred Stock based on the proceeds allocated to that instrument. Accordingly, the Company recognized a BCF of $1,409 as of the issuance date as a deemed dividend.

Subject to certain beneficial ownership limitations, the Series F Preferred Stock shall vote on an “as converted” basis on all matters submitted to the holders of Common Stock for approval; provided, however, that solely for purposes of determining the number of votes that the Series F Preferred Stock is entitled to, the “Conversion Price” of the Series F Preferred Stock shall be deemed $43.50. In addition, as long as any shares of the Series F Preferred Stock are outstanding, the Company shall not, without the affirmative vote of the holders of a majority of the then outstanding shares of the Series F Preferred Stock, (a) alter or change adversely the powers, preferences or rights given to the Series F Preferred Stock, (b) amend its certificate of incorporation or other charter documents in any manner that adversely affects any rights of the holders of the Series F Preferred Stock, or (c) increase the number of authorized shares of the Series F Preferred Stock, or (d) enter into any agreement with respect to any of the foregoing. As of January 1, 2022 all Series F Preferred Stock was converted to common stock and there are 0 Series F Preferred shares outstanding.

Series G Preferred Stock – Related Party

On May 6, 2021, the Company, entered into the Exchange Agreement with Jackson, pursuant to which, among other things, Jackson agreed to exchange 6,172 shares of the Company’s Series E Convertible Preferred Stock, and 1,493 shares of the Series E-1 Preferred Stock for an equivalent number of shares of the Company’s newly issued Series G Convertible Preferred Stock and Series G-1 Convertible Preferred Stock. The Series G Convertible Preferred Stock is subject to the same terms stated in the Limited Waiver, as described above in “February 2021 Offering” in this Note 12.

The Series G Preferred Stock ranks senior to each of the Company’s common stock, Series A Convertible Preferred Stock, Series B Convertible Preferred Stock and Series C Convertible Preferred Stock, and any other classes and series of stock of the Company now or hereafter authorized, issued or outstanding, which by their terms expressly provide that they are junior to the Series G Preferred Stock or which do not specify their rank (which includes the Series F Convertible Preferred Stock). Each share of Series G Preferred Stock is initially convertible into 100 shares of common stock at any time from and after, (i) with respect to the Series G Preferred Stock, the earlier of October 31, 2022 or the occurrence of a default and, (ii) with respect to the Series G-l Convertible Preferred Stock, October 31, 2020. A holder of Series G Preferred Stock is not required to pay any additional consideration in exchange for conversion of the Series G Preferred Stock into the Company’s common stock.

The Series G Preferred Stock carries monthly dividend rights of (a) cash dividends accruing (i) at an annual rate per share equal to 12% from the date of issuance (plus any accrued dividends with respect to the Series E Preferred Stock unpaid as of the date of the Exchange) and (ii) 17% after the occurrence of a default, and (b) a dividend payable in shares of Series G-1 Convertible Preferred Stock. The shares of Series G-1 Convertible Preferred Stock have all the same terms, preferences and characteristics as the Series G Preferred Stock (including, without limitation, the right to receive cash dividends), except Series G-1 Convertible Preferred Stock are mandatorily redeemable by the Company within thirty (30) days after written demand received from any holder at any time after the earlier of the occurrence of a Preferred Default or September 30, 2022, for a cash payment equal to the liquidation value plus any accrued and unpaid dividends thereon.

The Series G Preferred Stock shall vote on an “as converted” basis on all matters submitted to the holders of common stock for approval.

While under the terms of the Certificate of Designation governing the Series G Preferred Stock and Series G-1 Preferred Stock, as of July 20, 2021 617,200 shares and 156,100 shares of common stock were issuable upon the conversion of Series G Preferred Stock and Series G-1 Preferred Stock, respectively, the shares of Series G Preferred Stock and Series G-1 Convertible Preferred Stock were not converted to common stock and instead were converted on July 21, 2021 to current debt.

July 2021 Registered Direct Offering and Concurrent Private Placement July 2021 Offerings

On July 20, 2021, the company entered into the July 2021 Purchase Agreement with certain institutional investors. Pursuant to the July 2021 Purchase Agreement, the Company sold in the July 2021 Registered Direct Offering, 219,914 shares of the Company’s common stock to the investors at an offering price of $34.50 per share and associated warrant. In the concurrent July 2021 Private Placement, the Company sold to the same investors unregistered warrants (the “July 2021 Warrants”) to purchase up to an aggregate of 109,957 shares of common stock, representing 50% of the shares of common stock sold in the July 2021 Registered Direct Offering. The July 2021 Warrants are exercisable at an exercise price of $38.00 per share, were exercisable immediately upon issuance and have a term of exercise equal to five years from the date of issuance.

The net proceeds from the July 2021 Offerings were approximately $6,760, after deducting placement agent fees and other estimated offering expenses payable by the Company. While the Company’s Series G Preferred Stock was outstanding, it was required to use the proceeds of any sales of equity securities, including the common stock offered in the July 2021 Registered Direct Offering, exclusively to redeem any outstanding shares of Series G Preferred Stock, subject to certain limitations. The Company received a waiver from Jackson, the sole holder of the outstanding shares of its Series G Preferred Stock, to pay accrued and unpaid interest and prepay a portion of the outstanding principal balance of the 2020 Jackson Note, which at the time had an outstanding principal amount of $16,077, and to pay accrued and unpaid dividends on the Series G-1 Convertible Preferred Stock upon conversion of such preferred stock into the New Note.

Pursuant to the engagement letter entered into on December 21, 2020 (as amended, the “Engagement Letter”) with H.C. Wainwright & Co., LLC (“Wainwright”), pursuant to which Wainwright agreed to serve as the exclusive placement agent for the Company, on a reasonable best-efforts basis, in connection with the July 2021 Offerings, the Company paid Wainwright an aggregate cash fee equal to 7.5% of the gross proceeds of the July 2021 Offerings and a management fee equal to 1.0% of the gross proceeds of the July 2021 Offerings, and additionally reimbursed Wainwright for a non-accountable expense allowance of $85 and $13 for clearing expenses. Additionally, the Company issued to Wainwright or its designees as compensation warrants to purchase up to 16,494 shares of common stock, equal to 7.5% of the aggregate number of shares of common stock placed in the July 2021 Registered Direct Offering (the “July 2021 Wainwright Warrants”). The July 2021 Wainwright Warrants have a term of five (5) years from the commencement of sales under the July 2021 Registered Direct Offering and an exercise price of $43.125 per share of common stock (equal to 125% of the offering price per share of common stock issued and sold in the July 2021 Registered Direct Offering). The July 2021 Offerings closed on July 23, 2021.

Jackson Consent

In connection with the July 2021 Offerings, on July 22, 2021 the Company entered into a limited consent with Jackson whereby, among other things, Jackson agreed that the Company could effect the July 2021 Offerings and use $5,000 of the net proceeds thereof to pay accrued and unpaid interest and prepay a portion of the outstanding principal balance of the 2020 Jackson Note, notwithstanding certain provisions of the certificate of designation for the Series G Preferred Stock (the “Series G Certificate of Designation”) that would have required the Company to use all the proceeds from the July 2021 Offerings to redeem the Series G Preferred Stock.

Conversion of Series G Convertible Preferred Stock into Senior Debt

On July 21, 2021, the Company exchanged its 6,172 shares of Series G Convertible Preferred Stock and 1,561 shares of Series G-1 Convertible Preferred Stock for senior indebtedness by entering into the New Note, in aggregate principal amount of $7,733 (the “New Note”), which amount represented all of the outstanding Series G Preferred Stock totaling $6,172 and Series G-1 Convertible Preferred Stock totaling $1,561 held by Jackson as of July 21, 2021, under the Note Purchase Agreement. The New Note was deemed issued pursuant to the Amended Note Purchase Agreement.

Under the terms of the New Note, the Company is required to pay interest on the New Note at a per annum rate of 12%, in cash only, accruing from and after the date of the New Note and until the entire principal balance of the New Note shall have been repaid in full, and on and at all times during which the “Default Rate” (as defined in the Amended Note Purchase Agreement) applies, to the extent permitted by law, at a per annum rate of 17%. The entire outstanding principal balance of the New Note is due and payable in full on September 30, 2022. Upon an Event of Default (as defined in the Amended Note Purchase Agreement), the principal of the New Note and all accrued and unpaid interest thereon may be accelerated and declared or otherwise become due and payable in accordance with the terms of the Amended Note Purchase Agreement.

First August 2021 Registered Direct Offering and Concurrent Private Placement

On August 5, 2021, the Company entered into the First August 2021 Purchase Agreement with certain institutional investors. Pursuant to the First August 2021 Purchase Agreement, the Company agreed to sell, in a registered direct offering, 138,317 shares of the Company’s common stock to the purchasers at an offering price of $26.425 per share and associated warrant. Pursuant to the First August 2021 Purchase Agreement, in a concurrent private placement, the Company also sold to the purchasers unregistered warrants to purchase up to an aggregate of 69,159 shares of common stock, representing 50% of the shares of common stock that were issued and sold in the First August 2021 Registered Direct Offering. The First August 2021 Warrants are exercisable at an exercise price of $25.80 per share, were exercisable immediately upon issuance and have a term of exercise equal to five years from the date of issuance.

Pursuant to the Engagement Letter, Wainwright agreed to serve as the exclusive placement agent for the Company, on a reasonable best-efforts basis, in connection with the First August 2021 Offerings. The Company paid Wainwright an aggregate cash fee equal to 7.5% of the gross proceeds of the First August 2021 Offerings and a management fee equal to 1.0% of the gross proceeds of the First August 2021 Offerings, and additionally reimbursed Wainwright for a non-accountable expense allowance of $50 and $13 for clearing expenses. Additionally, the Company issued to Wainwright or its designees as compensation warrants to purchase up to 10,374 shares of common stock, equal to 7.5% of the aggregate number of shares of common stock placed in the First August 2021 Registered Direct Offering (the “First August 2021 Wainwright Warrants”). The First August 2021 Wainwright Warrants have a term of five (5) years from the commencement of sales under the First August 2021 Registered Direct Offering and an exercise price of $33.031 per share of common stock (equal to 125% of the offering price per share of common stock issued and sold in the First August 2021 Registered Direct Offering). The First August 2021 Offerings closed on August 9, 2021.

The net proceeds to the Company from the First August 2021 Offerings were approximately $3,217, after deducting placement agent fees and estimated offering expenses payable by the Company. The Company used a portion of the net proceeds from the First August 2021 Offerings together with other cash on hand to redeem $3,281 of the 2020 Jackson Note, which had an outstanding principal amount of approximately $16,730 immediately prior to such redemption.

Second August 2021 Registered Direct Offering and Concurrent Private Placement

On August 22, 2021, the Company entered into the Second August 2021 Purchase Agreement with certain institutional investors. Pursuant to the Second August 2021 Purchase Agreement, the Company agreed to sell, in a registered direct offering, 136,048 shares of the Company’s common stock to the purchasers at an offering price of $21.00 per share and associated warrant. Pursuant to the Second August 2021 Purchase Agreement, in a concurrent private placement, the Company also sold to the purchasers unregistered warrants to purchase up to an aggregate of 68,024 shares of common stock, representing 50% of the shares of common stock that were issued and sold in the Second August 2021 Registered Direct Offering. The Second August 2021 Warrants are exercisable at an exercise price of $20.40 per share, were exercisable immediately upon issuance and have a term of exercise equal to five years from the date of issuance.

Pursuant to the Engagement Letter, Wainwright agreed to serve as the exclusive placement agent for the Company, on a reasonable best-efforts basis, in connection with the Second August 2021 Offerings. The Company paid Wainwright an aggregate cash fee equal to 7.5% of the gross proceeds of the Second August 2021 Offerings and a management fee equal to 1.0% of the gross proceeds of the Second August 2021 Offerings, and additionally reimbursed Wainwright for a non-accountable expense allowance of $50 and $13 for clearing expenses. Additionally, the Company issued to Wainwright or its designees as compensation warrants to purchase up to 10,204 shares of common stock, equal to 7.5% of the aggregate number of shares of common stock placed in the Second August 2021 Registered Direct Offering (the “Second August 2021 Wainwright Warrants”). The Second August 2021 Wainwright Warrants have a term of five (5) years from the commencement of sales under the August 2021 Registered Direct Offering and an exercise price of $26.25 per share of common stock (equal to 125% of the offering price per share of common stock issued and sold in the Second August 2021 Registered Direct Offering). The Second August 2021 Offerings closed on August 22, 2021.

The net proceeds to the Company from the Second August 2021 Offerings were approximately $2,466, after deducting placement agent fees and estimate offering expenses payable by the Company. The Company used all proceeds for working capital purposes.

November 2021 Concurrent Private Placement

On October 28, 2021, the Company entered into a securities purchase agreement with certain institutional and accredited investors for the issuance and sale of 468,355 shares of common stock, par value $0.00001 per share or pre-funded warrants to purchase shares of common stock, and warrants to purchase up to 468,355 shares of common stock, with an exercise price of $18.50 per share (the “November 2021 Private Placement”). The warrants were exercisable immediately upon issuance and have a term of exercise equal to five years from the date of issuance. The combined purchase price for one share of common stock (or pre-funded warrant) and one associated warrant was $19.75.

Pursuant to the Engagement Letter, Wainwright agreed to serve as the exclusive placement agent for the Company, on a reasonable best-efforts basis, in connection with the November 2021 Private Placement. The Company paid Wainwright a total cash fee equal to 7.5% of the aggregate gross proceeds of the November 2021 Private Placement and a management fee equal to 1.0% of the gross proceeds of the November 2021 Private Placement, and additionally reimbursed Wainwright for a non-accountable expense allowance of $35. In addition, the Company issued to Wainwright or its designees warrants (the “November 2021 Wainwright Warrants”) to purchase up to 35,127 shares of common stock at an exercise price equal to $24.688. The November 2021 Wainwright Warrants were exercisable immediately upon issuance and have a term of exercise equal to five years from the commencement of sales under the November 2021 Private Placement.

Restricted Shares

The Company has issued shares of restricted stock to employees and members of the Board under its 2015 Omnibus Incentive Plan, 2016 Omnibus Incentive Plan, 2020 Omnibus Plan and 2021 Omnibus Inventive Plan. Under these plans, the shares are restricted for a period of three years from issuance. As of Fiscal 2021, the Company has issued a total of 19,115 restricted shares of common stock to employees and Board members that remain restricted. In accordance with ASC 718, Compensation – Stock Compensation, the Company recognizes stock-based compensation from restricted stock based upon the fair value of the award at issuance over the vesting term on a straight-line basis. The fair value of the award is calculated by multiplying the number of restricted shares by the Company’s stock price on the date of issuance. The impact of forfeitures has historically been immaterial to the financial statements. In Fiscal 2021 and 2020, the Company recorded compensation expense associated with these restricted shares of $374 and $539, respectively. The table below is a rollforward of unvested restricted shares issued to employees and board of directors.

		Weighted
	Restricted	Average
	Shares	Price Per Share
Balance at December 28, 2019	9,844	$187.20
Granted	644	45.60
Vested/adjustments	(9,458)	189.60
Balance at January 2, 2021	1,030	$75.00
Granted	19,115	29.20
Vested/adjustments	(14,198)	29.00
Balance at January 1, 2022	5,947	$50.00

Series A Preferred Stock – Related Party

On May 29, 2015, the Company filed a Certificate of Designations, Preferences and Rights of Series A Preferred Stock with the Nevada Secretary of State, whereby the Company designated 1,663,008 shares of preferred stock as Series A Preferred Stock, par value $0.00001 per share. On June 15, 2017, the Company reincorporated in the State of Delaware. The Series A Preferred Stock has a stated value of $10.00 per share and is entitled to a 12% dividend.

Shares of the Series A Preferred Stock were convertible into shares of common stock at the holder’s election at any time prior to December 31, 2020 (the “Redemption Date”), at a conversion rate of one and three tenths (1.3) shares of common stock for every 50 shares of Series A Preferred Stock that the Holder elects to convert. Originally the redemption date was December 31, 2018 and this was extended to December 31, 2020 in January 2019. Except as otherwise required by law, the Series A Preferred Stock had no voting rights.

In the event of a liquidation, dissolution or winding up of the Company, the holders of the Series A Preferred Stock were entitled to receive out of the assets of the Company legally available for distribution, prior to and in preference to distributions to the holders of the Company’s common stock, par value $0.00001 per share or classes and series of securities of the Company which by their terms do not rank senior to the Series A Preferred Stock, and either in preference to or pari passu with the holders of any other series of Preferred Stock that may be issued in the future that is expressly made senior or pari passu, as the case may be, an amount equal to the Stated Value of the Series A Preferred Stock less any dividends previously paid out on the Series A Preferred Stock.

The holders were entitled to receive cash dividends at the rate of 12% of the Stated Value per annum, payable monthly in cash, prior to and in preference to any declaration or payment of any dividend on the common stock. So long as any shares of Series A Preferred Stock are outstanding, the Company shall not declare, pay or set apart for payment any dividend on any shares of common stock, unless at the time of such dividend the Company shall have paid all accrued and unpaid dividends on the outstanding shares of Series A Preferred Stock.

The Certificate of Designation filed on May 29, 2015, designating the Series A Preferred Stock, was filed in connection with the Company’s issuance of an aggregate of 1,663,008 shares of Series A Preferred Stock to Brendan Flood and Matthew Briand for the conversion of the Gross Profit Appreciation Bonus (as defined in each employment agreement) associated with their employment agreements. The Certificate of Designation was approved and related issuances were ratified by the Company’s Board and compensation committee on May 29, 2015.

Up until the Redemption Date, holders may convert their shares into common stock at their election. On the Redemption Date, the Company shall redeem all of the shares of Series A Preferred Stock of each Holder, for cash or for shares of common stock in the Company’s sole discretion. If the Redemption Purchase Price is paid in shares of common stock, the holders shall initially receive 0.13 shares of common stock for each $500.00 of the Redemption Purchase Price. If the Redemption Purchase Price is paid in cash, the redemption price paid to each Holder shall be equal to the Stated Value for each share of Series A Preferred Stock, multiplied by the number of shares of Series A Preferred Stock held by such Holder, less the aggregate amount of dividends paid to such Holder through the Redemption Date.

On January 21, 2020, the Company converted the shares of Series A Preferred Stock awarded to Mr. Briand into 271 shares of common stock. On January 8, 2021, the Company converted the shares awarded to Mr. Flood into 451 shares of common stock. The Company has $125 and $125 of dividends payable to Series A Preferred Stockholders at the end of Fiscal 2021 and Fiscal 2020, respectively.

Series E Preferred Stock

The Series E Preferred Stock ranks senior to common stock and any other series or classes of preferred stock now or after issued or outstanding with respect to dividend rights and rights on liquidation, winding up and dissolution. Each share of Series E Preferred Stock was initially convertible into 56.18 shares of our common stock at any time after October 31, 2020 or the occurrence of a Preferred Default. A holder of Series E Preferred Stock is not required to pay any additional consideration in exchange for conversion of such Series E Preferred Stock into our common stock. Series E Preferred Stock is redeemable by the Company at any time at a price per share equal to the stated value ($10,000 per share) plus all accrued and unpaid dividends thereon. While the Series E Preferred Stock is outstanding, the Company is required to use the proceeds of any sales of equity securities, exclusively to redeem any outstanding shares of Series E Preferred Stock, except that the Company is permitted to use up to an aggregate of $3,000 of the gross proceeds from any equity offering completed on or before November 15, 2019 for working capital purposes. On January 22, 2019, the Company completed a registered direct offering of our common stock that generated $775 in gross proceeds that are to be used for working capital purposes. On February 12, 2019, the Company closed its previously announced firm commitment underwritten public offering in which, pursuant to an underwriting agreement between the Company and the underwriter, dated as of February 8, 2019, the Company issued and sold 242,500 shares of its common stock, at a public offering price of $16.50 per share. Notwithstanding the terms of the certificate of designations for Series E Preferred Stock, Jackson, the holder our outstanding shares of Series E Preferred Stock, did not require us to use the proceeds from our recent offerings in excess of $3,000 to redeem outstanding shares of the Series E Preferred Stock. Instead, the Company used such excess proceeds to make a terminal payment to the sellers of firstPRO in final settlement of all deferred consideration due under our asset purchase agreement with such sellers.

In the event of liquidation, dissolution or winding up, the holders of the Series E Preferred Stock were entitled to receive out of the Company assets legally available for distribution, prior to and in preference to distributions to the holders of common stock or classes and series of securities which by their terms do not rank senior to the Series E Preferred Stock, and either in preference to or pari passu with the holders of any other series of preferred stock that may be issued in the future that is expressly made senior or pari passu, as the case may be, an amount equal to the stated value of the Series E Preferred Stock plus any accrued but unpaid dividends.

On October 23, 2020, the Company filed the second amendment to the Certificate of Designation of the Series E Preferred Stock and Series E-1 Preferred Stock. Under the amended terms, holders of Series E Preferred Stock are entitled to monthly cash dividends on the Company’s Series E Preferred Stock at a per annum rate of 12%. At the Company’s option, up to 50% of the cash dividend on the Base Series E Preferred Stock may be paid in kind by adding such 50% portion to the outstanding liquidation value of the Base Series E Preferred Stock, commencing on October 26, 2020 and ending on October 25, 2021. If the PIK Dividend Payment is elected, a holder of Series E Preferred Stock is entitled to additional fee to be paid in shares of the Company’s common stock an amount equal to $100 divided by the average closing price, as reported by Nasdaq of such shares of common stock over the 5 trading days prior to the applicable monthly interest payment date. If such average market price is less than $5.00, or is otherwise undeterminable because such shares are no longer publicly traded or the closing price is no longer reported by Nasdaq, then the average closing price for these purposes shall be deemed to be $5.00, and if such average closing price is greater than $35.00 then the average closing price for these purposes shall be deemed to be $35.00. Dividends on the Series E-1 Preferred Stock may only be paid in cash. If the Company fails to make dividend payments on the Series E Preferred Stock, it will be an event of default under the Amended Note Purchase Agreement.

Under the terms of the Amendment, shares of Series E-1 Preferred Stock were convertible into the Company common stock at a conversion rate equal to the liquidation value of each share of Series E-1 Preferred Stock divided by $60.00 per share commencing October 31, 2020. Each share of Series E-1 Preferred Stock had a liquidation value of $60,000 per share. The Company’s shares of Base Series E Preferred Stock were also convertible into shares of our common stock after October 31, 2022. The conversion rate for our Base Series E Preferred Stock is equal to the liquidation value of each share of Base Series E Preferred Stock divided by $60.00 per share. Each share of Base Series E Preferred Stock has a liquidation value of $60,000 per share. On September 28, 2020, the Company redeemed 1,300 shares of Base Series E Preferred Stock for $1,300, as such there were 11,700 shares of Base Series E Preferred Stock outstanding.

On May 6, 2021, the Company, entered into the Exchange Agreement with Jackson, pursuant to which, among other things, Jackson agreed to exchange 6,172 shares of the Company’s Series E Convertible Preferred Stock, and 1,493 shares of the Series E-1 Convertible Preferred Stock for an equivalent number of shares of the Company’s newly issued Series G Preferred Stock and Series G-1 Convertible Preferred Stock. As of the end of Fiscal 2021, 0 shares and 0 shares of Series E Preferred Stock and Series E-1 Preferred Stock were outstanding, respectively. On July 21, 2021, the Company exchanged its 6,172 shares of Series G Convertible Preferred Stock and 1,561 shares of Series G-1 Convertible Preferred Stock for senior indebtedness by entering into the New Note, in aggregate principal amount of $7,733, which amount represented all of the outstanding Series G Preferred Stock totaling $6,172 and Series G-1 Convertible Preferred Stock totaling $1,561 held by Jackson as of July 21, 2021, under the Note Purchase Agreement. As of the end of Fiscal 2021, 0 shares and 0 shares of Series G Preferred Stock and Series G-1 Preferred Stock were outstanding, respectively.

Warrants

On December 29, 2020, as partial compensation for Wainwright’s services as underwriter in the December 23, 2020 underwriting agreement, the Company issued to Wainwright’s designees warrants to purchase 36,125 shares of common stock. The warrants have a term of five (5) years from the commencement of sales under the offering, an exercise price of $7.50 per share.

On December 31, 2020, as partial compensation for Wainwright’s services as placement agent in the December 30, 2020 securities purchase agreement, the Company issued to Wainwright’s designees warrants to purchase up to 19,970 shares of common stock. The warrants have a term of five (5) years from the commencement of sales under the offering, an exercise price of $8.20 per share.

On February 9, 2021, as partial compensation for Wainwright’s services as underwriter in the February 9, 2021 underwriting agreement, the Company issued to Wainwright’s designees warrants to purchase 18,213 shares of common stock. The warrants have a term of five (5) years from the commencement of sales under the offering, an exercise price of $67.50 per share.

On April 21, 2021, the Company entered into the April 2021 Purchase Agreement with certain institutional and accredited investors for the issuance and sale of an aggregate of 4,698 shares of Series F Preferred Stock at a price of $1,000 per share and warrants to purchase up to an aggregate of 130,491 shares of common stock, at an exercise price of $36.00 per share. The April 2021 Warrants are exercisable six months following the closing of the April 2021 Private Placement and will expire five years following the date the April 2021 Warrants first became exercisable.

As partial compensation for Wainwright’s services as underwriter in the April 21, 2021 underwriting agreement, the Company issued to Wainwright’s designees warrants to purchase 9,787 shares of common stock. The warrants have a term of five (5) years from the commencement of sales under the offering, an exercise price of $45.00 per share.

On July 20, 2021, the Company entered into the July 2021 Purchase Agreement with certain institutional investors. Pursuant to the July 2021 Purchase Agreement, the Company sold in the July 2021 Registered Direct Offering, 219,914 shares of the Company’s common stock to the investors at an offering price of $34.50 per share and associated warrant. In the concurrent July 2021 Private Placement, the Company sold to the same investors unregistered warrants (the “July 2021 Warrants”) to purchase up to an aggregate of 109,957 shares of common stock, representing 50% of the shares of common stock sold in the July 2021 Registered Direct Offering. The July 2021 Warrants are exercisable at an exercise price of $38.00 per share, were exercisable immediately upon issuance and have a term of exercise equal to five years from the date of issuance.

As partial compensation for Wainwright’s services as underwriter in the July 20, 2021 underwriting agreement, the Company issued to Wainwright’s designees warrants to purchase 16,494 shares of common stock. The warrants have a term of five (5) years from the commencement of sales under the offering, an exercise price of $43.125 per share.

On August 5, 2021, the Company entered into the First August 2021 Purchase Agreement with certain institutional investors. Pursuant to the First August 2021 Purchase Agreement, the Company agreed to sell, in a registered direct offering, 138,317 shares of the Company’s common stock to the purchasers at an offering price of $26.425 per share and associated warrant. Pursuant to the First August 2021 Purchase Agreement, in a concurrent private placement, the Company also sold to the purchasers unregistered warrants to purchase up to an aggregate of 69,159 shares of common stock, representing 50% of the shares of common stock that were issued and sold in the First August 2021 Registered Direct Offering. The First August 2021 Warrants are exercisable at an exercise price of $25.80 per share, were exercisable immediately upon issuance and have a term of exercise equal to five years from the date of issuance.

As partial compensation for Wainwright’s services as underwriter in the First August 2021 Purchase Agreement, the Company issued to Wainwright’s designees warrants to purchase 10,374 shares of common stock. The warrants have a term of five (5) years from the commencement of sales under the offering, an exercise price of $33.031 per share.

On August 22, 2021, the Company entered into the Second August 2021 Purchase Agreement with certain institutional investors. Pursuant to the Second August 2021 Purchase Agreement, the Company agreed to sell, in a registered direct offering, 136,048 shares of the Company’s common stock to the purchasers at an offering price of $21.00 per share and associated warrant. Pursuant to the Second August 2021 Purchase Agreement, in a concurrent private placement, the Company also sold to the purchasers unregistered warrants to purchase up to an aggregate of 68,024 shares of common stock, representing 50% of the shares of common stock that were issued and sold in the Second August 2021 Registered Direct Offering. The Second August 2021 Warrants are exercisable at an exercise price of $20.40 per share, were exercisable immediately upon issuance and have a term of exercise equal to five years from the date of issuance.

As partial compensation for Wainwright’s services as underwriter in the Second August 2021 Purchase Agreement, the Company issued to Wainwright’s designees warrants to purchase 10,204 shares of common stock. The warrants have a term of five (5) years from the commencement of sales under the offering, an exercise price of $26.25 per share.

On October 28, 2021, the Company entered into a securities purchase agreement with certain institutional and accredited investors for the issuance and sale of 468,355 shares of common stock, par value $0.00001 per share or pre-funded warrants to purchase shares of common stock and warrants to purchase up to 468,355 shares of common stock, with an exercise price of $18.50 per share (the “November 2021 Private Placement”). The warrants were exercisable immediately upon issuance and have a term of exercise equal to five years from the date of issuance. The combined purchase price for one share of common stock (or pre-funded warrant) and one associated warrant was $19.75.

As partial compensation for Wainwright’s services as underwriter in the Second August 2021 Purchase Agreement, the Company issued to Wainwright’s designees warrants to purchase 35,127 shares of common stock. The warrants have a term of five (5) years from the commencement of sales under the offering, an exercise price of $24.70 per share.

Transactions involving the Company’s warrant issuances are summarized as follows:

		Weighted
	Number of	Average
	Shares	Exercise Price
Outstanding at December 29, 2019	15,433	$105.60
Issued	10,850	48.60
Exercised	—	—
Expired or cancelled	—	—
Outstanding at January 2, 2021	26,283	$59.40
Issued	995,447	25.90
Exercised	(49,267)	0.0001
Expired or cancelled	—	—
Outstanding at January 1, 2022	972,463	$26.80

The following table summarizes warrants outstanding as of January 1, 2022:

Weighted Average
	Number	Remaining	Weighted
	Outstanding	Contractual	Average
Exercise Price	and Exercisable	Life (years)	Exercise price
$18.50 – $3,750	972,463	4.72	$26.80

Incentive Plans

2014 Equity Incentive Plan

On January 28, 2014, our Board adopted the 2014 Equity Incentive Plan (the “2014 Plan”.) Under the 2014 Plan, we may grant options to employees, directors, senior management of the Company and, under certain circumstances, consultants. The purpose of the 2014 Plan is to retain the services of the group of persons eligible to receive option awards, to secure and retain the services of new members of this group and to provide incentives for such persons to exert maximum efforts for the success of the Company and its affiliates. A maximum of 5,000 shares of common stock has been reserved for issuance under this plan. The 2014 Plan expires on January 28, 2024. As of January 2, 2021, the Company had issued 5,000 options and shares of common stock pursuant to the 2015 Plan and therefore there are no remaining shares eligible to be issued under the 2014 Plan.

2015 Omnibus Incentive Plan

On September 23, 2015, our Board adopted the 2015 Omnibus Incentive Plan (the “2015 Plan”.) This plan has not been approved by our stockholders. Under the 2015 Plan, we may grant a variety of equity instruments to employees, directors, senior management of the Company and, under certain circumstances, consultants. The purpose of the 2015 Plan is to retain the services of the group of persons eligible to receive option awards, to secure and retain the services of new members of this group and to provide incentives for such persons to exert maximum efforts for the success of the Company and its affiliates.

The 2015 Plan provides for an aggregate of 9,0000 shares of common stock to be available for awards under the 2015 Plan (“Awards”.) The number of shares available for grant pursuant to Awards under the 2015 Plan is referred to as the “Available Shares.” If an Award is forfeited, canceled, or if any Option terminates, expires or lapses without being exercised, the common stock subject to such Award will again be made available for future grant. However, shares that are used to pay the exercise price of an Option or that are withheld to satisfy the Participant’s tax withholding obligation will not be available for re-grant under the 2015 Plan.

The Plan will have a term of ten years and no further Awards may be granted under the 2015 Plan after that date. As of January 2, 2021, the Company had issued 9,000 in options and shares of common stock and had 0 unissued securities remaining under this plan.

2016 Omnibus Incentive Plan

On October 25, 2016, our Board adopted the 2016 Omnibus Incentive Plan (the “2016 Plan”) to, among other things, attract and retain the best available personnel, to provide additional incentive to employees, directors and consultants and to promote the success of the Company’s business. The 2016 Plan’s terms and conditions are similar to that of the 2015 Plan. On January 26, 2017, our stockholders approved the 2016 Plan, pursuant to which 50,000 shares of the Company’s common stock will be reserved for issuance under stock, restricted stock and stock option awards. On May 30, 2018, our stockholders approved an amendment to the 2016 Plan to increase the total number of shares reserved for issuance under the 2016 Plan to 125,000 shares of the Company’s common stock. As of January 1, 2022, we had issued 123,428 shares and options to purchase shares of common stock pursuant to the 2016 Plan, leaving 1,573 shares remaining under the 2016 Plan.

A summary of option activity during Fiscal 2021 and Fiscal 2020 of the Company’s 2014 Equity Incentive Plan, 2015 Omnibus Incentive Plan and the 2016 Omnibus Incentive Plan is presented below:

Weighted
Average
	Options	Exercise Price
Outstanding at December 28, 2019	1,274	$1,665.60
Granted	—	—
Exercised	—	—
Expired or cancelled	—	—
Outstanding at January 2, 2021	1,274	$1,665.60
Granted	—	—
Exercised	—	—
Expired or cancelled	—	—
Outstanding at January 1, 2022	1,274	$1,665.60

During Fiscal 2021 and Fiscal 2020, the Company recorded total share-based payment expense of $27 and $27, respectively, in connection with all options outstanding.

The total compensation cost related to options not yet amortized is $6 at Fiscal 2021. The Company will recognize this charge over approximately 0.5 years.

2019 Long-Term Incentive Plan

In January 2019, the Company’s Board approved the 2019 Long-Term Incentive Plan (the “2019 LTIP”).

The Board granted 6,084 units to adequately motivate the participants and drive performance for the period.

Units vest upon the following:

●	50% upon the employee being in good standing on December 31, 2020; and,

●	50% upon the average share price of the Company’s common stock during the 90-day period leading up to December 31, 2020, based upon the following Vesting Rate table:

Average 2019 Price	Vesting Rate
<$480 per share	0
>$480 per share	Pro-rated
>=$720 per share	Full Vesting

On January 8, 2021, the Company issued 2,584 shares to the remaining 50% of eligible employees in good standing on December 31, 2020. The remaining shares available in this plan expired. The Company has recognized expense of $4 and $284 related to the 2019 LTIP in Fiscal 2021 and Fiscal 2020, respectively.

2020 Omnibus Incentive Plan

On June 30, 2020, the Board approved the 2020 Omnibus Incentive Plan (the “2020 Plan”) pursuant to which we may grant equity incentive awards to key employees, key contractors, and non-employee directors of the Company. The 2020 Plan provides for the granting of incentive stock options, nonqualified stock options, stock appreciation rights, restricted stock, restricted stock units, performance awards, dividend equivalent rights, and other awards, which may be granted singly or in combination, and that may be paid in cash, shares of our common stock, or a combination of cash and common stock. A total of 12,500 shares of common stock were reserved for grant under the 2020 Plan, plus any awards reserved under the Company’s prior equity incentive plans, subject to adjustment in certain circumstances to prevent dilution or enlargement. On September 29, 2020, our stockholders approved the 2020 Plan. As of January 1, 2022, we had issued 12,227 shares and options to purchase shares of common stock pursuant to the 2020 Plan, therefore leaving 274 shares remaining under the 2020 Plan. The 2020 Plan will terminate on June 30, 2030.

2021 Omnibus Incentive Plan

On October 14, 2021, the Company held its 2021 virtual annual meeting of stockholders. At the annual meeting, the Company’s stockholders approved the 2021 Omnibus Incentive Plan, pursuant to which the Company may grant equity incentive awards to key employees, key contractors, and non-employee directors of the Company. The Plan provides for the granting of incentive stock options, nonqualified stock options, stock appreciation rights, restricted stock, restricted stock units, performance awards, dividend equivalent rights, and other awards, which may be granted singly or in combination, and that may be paid in cash, shares of the Company’s common stock, or a combination of cash and common stock. A total of 200,000 shares of common stock are reserved for grant under the Plan subject to adjustment in certain circumstances to prevent dilution or enlargement. The Plan had been previously approved by the Company’s board of directors on August 17, 2021, subject to stockholder approval, and will terminate on August 17, 2031.

On December 27, 2021, the Company held a special meeting of stockholders. At the special meeting, the Company’s stockholders approved an amendment to the Company’s 2021 Omnibus Incentive Plan to increase the number of shares of common stock available for issuance pursuant to awards under the 2021 Plan by an additional 300,000 shares, to a total of 500,000 shares of our common stock.